DEBT - Fixed Rate Debt Issued (Details) - USD ($)	Jun. 04, 2018	Apr. 27, 2015	Dec. 03, 2010	Jun. 29, 2018	Jun. 30, 2017	Feb. 01, 2008	Dec. 05, 2007	Feb. 01, 1998	Jan. 15, 1996
Debt Instrument [Line Items]
Unamortized debt issuance costs				$ 0	$ 29,000,000
Exelis Notes
Debt Instrument [Line Items]
Debt instrument redemption price percentage		100.00%
Exelis Notes | External Credit Rating, Investment Grade
Debt Instrument [Line Items]
Debt instrument redemption price percentage of principal amount		101.00%
2021 and 2020 Notes
Debt Instrument [Line Items]
Debt issued		$ 2,400,000,000.0
2021 and 2020 Notes | New 2028 Notes
Debt Instrument [Line Items]
Debt issued	$ 850,000,000
Debt interest rate percentage	4.40%			4.40%
Debt instrument redemption price percentage	100.00%
Debt instrument redemption price percentage of principal amount	101.00%
Debt issuance costs	$ 8,000,000
2021 and 2020 Notes | New 2028 Notes | Treasury Rate
Debt Instrument [Line Items]
Interest rate margin	0.25%
2.700% 2020 Notes
Debt Instrument [Line Items]
Debt interest rate percentage		2.70%
Notes payable		$ 400,000,000
2.700% 2020 Notes | Treasury Rate
Debt Instrument [Line Items]
Interest rate margin		0.20%
2025 Notes
Debt Instrument [Line Items]
Debt interest rate percentage		3.832%
Notes payable		$ 600,000,000
2025 Notes | Treasury Rate
Debt Instrument [Line Items]
Interest rate margin		0.30%
2035 Notes
Debt Instrument [Line Items]
Debt interest rate percentage		4.854%
Notes payable		$ 400,000,000
2035 Notes | Treasury Rate
Debt Instrument [Line Items]
Interest rate margin		0.35%
2045 Notes
Debt Instrument [Line Items]
Debt interest rate percentage		5.054%
Notes payable		$ 500,000,000
2045 Notes | Treasury Rate
Debt Instrument [Line Items]
Interest rate margin		0.40%
2040 Notes
Debt Instrument [Line Items]
Debt interest rate percentage			6.15%
Debt instrument redemption price percentage			100.00%
Debt instrument redemption price percentage of principal amount			101.00%
Notes payable			$ 300,000,000
2040 Notes | Treasury Rate
Debt Instrument [Line Items]
Interest rate margin			0.35%
7.0% debentures, due January 15, 2026
Debt Instrument [Line Items]
Debt interest rate percentage									7.00%
Notes payable									$ 100,000,000
6.35% debentures, due February 1, 2028
Debt Instrument [Line Items]
Debt interest rate percentage								6.35%
Notes payable								$ 150,000,000
Repurchased and retire principal amount of debentures							$ 25,000,000
Redemption of debentures				$ 26,000,000		$ 99,000,000